SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Comprehensive Income (Parent Company) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Total revenues		$ 26,839.0	$ 23,441.4	$ 20,853.8
Expenses
Interest expense		153.1	140.9	136.0
Total expenses		24,700.1	21,970.7	18,942.2
Income before income taxes		2,138.9	1,470.7	1,911.6
Benefit for income taxes		540.8	413.5	611.1
Net income attributable to Progressive		1,592.2	1,031.0	1,267.6
Comprehensive income attributable to Progressive		1,941.0	1,164.0	1,044.9
Parent Company
Revenues
Dividends from subsidiaries		867.3	375.5	852.5
Undistributed income (loss) from subsidiaries		866.3	741.9	500.0
Equity in net income of subsidiaries	[1]	1,733.6	1,117.4	1,352.5
Intercompany investment income	[1]	11.3	5.5	3.9
Gains (losses) on extinguishment of debt		0.2	1.6	(0.9)
Total revenues		1,745.1	1,124.5	1,355.5
Expenses
Interest expense		151.1	140.4	136.1
Deferred compensation	[2]	23.2	5.3	5.3
Other operating costs and expenses		4.6	4.2	5.4
Total expenses		178.9	149.9	146.8
Income before income taxes		1,566.2	974.6	1,208.7
Benefit for income taxes		26.0	56.4	58.9
Net income attributable to Progressive		1,592.2	1,031.0	1,267.6
Other comprehensive income (loss)		348.8	133.0	(222.7)
Comprehensive income attributable to Progressive		$ 1,941.0	$ 1,164.0	$ 1,044.9

[1]	Eliminated in consolidation.
[2]	See Note 4 – Employee Benefit Plans in these condensed financial statements.